SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT

15. SUBSEQUENT EVENT

Sale of GVAX Cancer Vaccine Portfolio

        On January 31, 2013, the Company entered into an asset purchase agreement with Aduro BioTech, Inc., a clinical-stage immunotherapy company, pursuant to which the Company sold all of its assets related to its GVAX cancer vaccine portfolio in exchange for a $1.0 million cash payment plus the potential for future royalty, milestone and sublicense payments.

Funding of Rabbi Trust

        In January 2013, the Company funded a rabbi trust with approximately $2.3 million of cash for the purpose of providing a funding mechanism to make severance payments to certain executive officers who become entitled to such payments six months after the closing of the proposed merger with ANI. Cash held in the rabbi trust is considered restricted cash based on the terms of the rabbi trust.

Amended and Restated Agreement and Plan of Merger

        On April 12, 2013, the Company, Merger Sub and ANI entered into the New Merger Agreement, pursuant to which, subject to the terms and conditions set forth in the New Merger Agreement, Merger Sub will merge with and into ANI, and after which ANI will be a wholly owned subsidiary of the Company. The New Merger Agreement amends and restates in its entirety the Prior Merger Agreement. The Prior Merger with ANI is more fully described in Note 3, "Prior Merger with ANI." Pursuant to the terms of the New Merger Agreement, at the effective time of the New Merger, each outstanding share of capital stock of ANI will be converted into the right to receive a number of shares of common stock of the Company, if any, as determined pursuant to the exchange ratio described in the New Merger Agreement and the provisions of ANI's certificate of incorporation, and all options, warrants or other rights to purchase shares of capital stock of ANI, will be canceled without consideration therefor, except for certain warrants which although not cancelled will not represent the right to acquire any equity or other interest in the Company or ANI after the New Merger. No fractional shares of common stock of the Company will be issued in connection with the New Merger, and holders of ANI capital stock will be entitled to receive cash in lieu thereof. Following the consummation of the transactions contemplated by the New Merger Agreement, the stockholders of ANI immediately prior to the effective time of the New Merger will own 57% of the outstanding shares of the Company's common stock and the stockholders of the Company immediately prior to the effective time of the New Merger will own 43% of the outstanding shares of common stock of the Company. Unlike the exchange ratio provision in the Prior Merger Agreement, the respective percentage ownerships of the stockholders of ANI and the Company after the New Merger are fixed at 57% and 43%, respectively, and are not subject to adjustment based on the Company's net cash. The New Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

        The New Merger Agreement provides that, immediately following the effective time of the New Merger, the Board of Directors of the Company will consist of five current directors of ANI and two current directors of the Company, and ANI's current executive officers are expected to serve as executive officers of the Company.

        Consummation of the New Merger is subject to a number of conditions, including, but not limited to (i) approval of the issuance of shares of common stock of the Company in the New Merger by the Company's stockholders and the adoption and approval of the New Merger Agreement and the transactions contemplated thereby by the ANI stockholders; (ii) the effectiveness of a Form S-4 registration statement to be filed by the Company with the SEC to register the shares of the Company's common stock to be issued in connection with the New Merger, which will contain a joint proxy statement/prospectus; (iii) written opinions of counsel that the New Merger will qualify as a reorganization within the meaning of Section 368(a) of the Code; and (iv) other customary closing conditions.

        Each of the Company and ANI have made customary representations, warranties and covenants in the New Merger Agreement, including among others, covenants that (i) each party will conduct its business in the ordinary course consistent with past practice during the interim period between execution of the New Merger Agreement and consummation of the New Merger (and the Company will not incur compensation expenses for employees and consultants in excess of specified monthly amounts); (ii) each party will not engage in certain kinds of transactions or take certain actions during such period; (iii) ANI will convene and hold a meeting of its stockholders for the purpose of considering the adoption and approval of the New Merger Agreement and the transactions contemplated thereby and ANI's Board of Directors will recommend that ANI's stockholders adopt and approve the New Merger Agreement, subject to certain exceptions; and (iv) the Company will convene and hold a meeting of its stockholders for the purpose of considering the approval of the issuance of shares of the Company's common stock in the New Merger and the Company's Board of Directors will recommend that the Company's stockholders adopt and approve such proposal, subject to certain exceptions. Each of the Company and ANI also has agreed not to solicit proposals relating to alternative business combination transactions or enter into discussions or an agreement concerning any proposals for alternative business combination transactions, subject to exceptions for the Company in the event of its receipt of a "superior proposal."

        The New Merger Agreement contains certain termination rights in favor of each of ANI and the Company in certain circumstances. If the New Merger Agreement is terminated due to certain triggering events specified in the New Merger Agreement, the Company will be required to pay ANI a termination fee of up to $1.0 million or ANI will be required to pay the Company a termination fee of up to $750,000. The New Merger Agreement also provides that under specified circumstances, the Company may be required to reimburse ANI up to $500,000 for ANI's expenses in connection with the transaction. Any expenses paid by the Company will be credited against the $1.0 million termination fee if the termination fee subsequently becomes payable by the Company.

Amended and Restated Voting Agreements

        Concurrently and in connection with the execution of the New Merger Agreement, certain of ANI's stockholders, who collectively held approximately 90% of the outstanding shares of ANI capital stock as of April 12, 2013, entered into amended and restated voting agreements with the Company, pursuant to which each such ANI stockholder agreed to vote its shares of ANI capital stock in favor of the New Merger, the New Merger Agreement and the transactions contemplated by the New Merger Agreement and against certain transactions or certain actions that would delay, prevent or nullify the New Merger or the transaction contemplated by the New Merger Agreement. In addition, one of ANI's stockholders, who held approximately 57% of the outstanding shares of ANI capital stock as of April 12, 2013, entered into an amended and restated voting agreement, pursuant to which such ANI stockholder agreed to vote in favor of the election of the two directors designated by the Company at the first annual meeting of stockholders following completion of the New Merger.

        In addition, certain of the Company's stockholders, directors and officers, who collectively held approximately two percent of the outstanding shares of the Company's capital stock as of April 12, 2013, entered into amended and restated voting agreements with ANI, pursuant to which each such stockholder of the Company agreed to vote its shares of the Company's capital stock in favor of the issuance of shares of the Company's common stock in the New Merger and against certain transactions or certain actions that would delay, prevent or nullify the New Merger or the transaction contemplated by the New Merger Agreement.

        These voting agreements will terminate upon the earlier of the effective time of the New Merger or termination of the New Merger Agreement; provided, however, that the voting agreement pursuant to which ANI's stockholder agreed to vote in favor of the election of the two directors designated by the Company at the first annual meeting of stockholders following completion of the New Merger will terminate upon the earlier of completion of the first annual meeting of stockholders following completion of the New Merger or the termination of the New Merger Agreement.

Amended and Restated Lock-Up Agreements

        Concurrently and in connection with the execution of the New Merger Agreement, ANI's chief executive officer and chief financial officer and certain of ANI's stockholders, who collectively held approximately 85% of the outstanding shares of ANI capital stock as of April 12, 2013, entered into amended and restated lock-up agreements with the Company, pursuant to which each such ANI stockholder will be subject to a six-month lock-up on the sale of shares of the Company's common stock received in the New Merger. The amended and restated lock-up agreements for ANI's chief executive officer and chief financial officer, however, will permit these individuals to begin immediately after the effectiveness of the New Merger to sell up to one-half of their shares in market transactions pursuant to a trading plan adopted pursuant to Rule 10b5-1 under the Exchange Act.

Contingent Value Rights Agreement

        Pursuant to the terms of the New Merger Agreement, the Company has the right to issue contingent value rights to holders of the Company's common stock immediately prior to completion of the New Merger. It is anticipated that the CVRs will be issued upon the terms and subject to the conditions set forth in a contingent value rights agreement to be entered into between the Company, ANI and Computershare, as rights agent. Pursuant to the terms of the contingent value rights agreement, one CVR will be issued for each share of the Company's common stock outstanding as of the record date to be set at a date prior to the completion of the New Merger. The CVRs will not be certificated and will not be attached to the shares of the Company's common stock. Each CVR will be a non-transferable (subject to certain limited exceptions) right potentially to receive certain cash payments, during the ten-year period after the distribution of the rights, resulting from the LibiGel program, including (i) 66 percent of any net cash payments received by the Company as a result of a sale, transfer, license or similar transaction relating to the Company's LibiGel program, as determined pursuant to the agreement, and (ii) five percent of net revenues from direct sales of LibiGel products after the new Merger, assuming that the Company incurs less than $2.5 million of additional development expenses. The amount potentially payable under the contingent value rights agreement will not exceed $50 million in the aggregate.

Rescission of Prior CVR Distribution

        On March 15, 2013, the Company's Board of Directors had declared a distribution of CVRs to be effective as of April 12, 2013, the date of the adjourned stockholders meeting for the Prior Merger, but conditioned upon completion of the Prior Merger. As a result of the New Merger Agreement, the Company's Board of Directors has rescinded this prior distribution of CVRs and intends to take action to issue the CVRs under the contingent value rights agreement at an appropriate time prior to the merger.

Ceregene, Inc. Clinical Update

        On April 19, 2013, Ceregene, Inc., an early stage pharmaceutical development company in which the Company is an investor, announced that data from one of Ceregene's Phase 2 clinical studies did not demonstrate statistically significant efficacy on the primary endpoint. As a result, the Company believes that the fair value of this investment may be impaired when compared to its historical book value. An updated analysis of fair value to determine impairment, if any, has not yet been performed, but will be performed during the second quarter of 2013